STAFF COSTS	12 Months Ended
Dec. 31, 2022
STAFF COSTS
STAFF COSTS

NOTE 5 – STAFF COSTS

Employee information

Staff costs included in operating expenses relate to the 100 seafarers employed under Danish contracts (2021: 106, 2020: 109).

The average number of employees is calculated as a full-time equivalent (FTE).

NOTE 5 – continued

The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months’ salary.

USDm	2022	2021	2020
Total staff costs
Staff costs included in operating expenses	7.7	9.7	9.2
Staff costs included in administrative expenses	42.0	42.4	41.5
Total	49.7	52.1	50.7

Staff costs comprise the following
Wages and salaries	38.8	42.1	42.3
Share-based compensation	2.9	2.3	1.7
Pension costs	3.3	3.6	3.3
Other social security costs	1.5	1.3	1.3
Other staff costs	3.2	2.8	2.1
Total	49.7	52.1	50.7

Average number of permanent employees
Seafarers	100	106	109
Land-based	386	341	332
Total	486	447	441

The majority of seafarers on vessels are on short-term contracts. The number of seafarers on short-term contracts in 2022 was on average 1,565 (2021: 1,449, 2020: 1,474). Total seafarers’ costs in 2022 were USD 76.3m (2021: USD 75.9m, 2020: USD 80.5m), which is included in “Operating expenses”.

USD ‘000	2022	2021	2020
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	210	235	256
David N. Weinstein	207	234	200
Göran Trapp	155	176	172
Torben Janholt	—	—	89
Annette Malm Justad	155	176	139
Total	727	821	856

Executive Management

			Annual
		Taxable	performance
USD ‘000	Salary	benefits	bonus	Total
Executive Management remuneration
Jacob Meldgaard
2020, TORM A/S¹⁾	1,052	41	1,262	2,355
2020, TORM A/S adjustment¹⁾	—	—	(125)	(125)
2020, TORM plc¹⁾	77	—	—	77
2021, TORM A/S¹⁾	1,161	44	1,161	2,366
2021, TORM plc¹⁾	82	—	—	82
2022, TORM A/S¹⁾	1,040	39	593	1,672
2022, TORM plc¹⁾	72	—	—	72

¹⁾    Paid by legal entity as noted.

NOTE 5 – continued

As discussed in the 2020 Annual Report, at the time of issue the CEO’s bonus figure had yet to be agreed, and instead the Annual Report 2020 included an estimate of DKK 8.4m (USD 1.262m), equating to 120% of the CEO’s base salary. After final agreement with the Remuneration Committee, the CEO’s bonus figure was set at DKK 7.0m (USD 1.1m), equating to 100% of his base salary.

Key management personnel consist of the Board of Directors and the Executive Director. Total compensation to key management personnel expensed during the year as detailed in this note amounts to USD 2.5m (2021: USD 3.3m,2020: USD 3.2m).

Senior Management Team

The aggregated compensation paid by the Group to the three (2021: 3) other members of the Senior Management Team in 2022 (excluding CEO Jacob Meldgaard) was USD 2.1m (2021: USD 2.2m, 2020: USD 2.1m), which includes an aggregate of USD 0.1m (2021: USD 0.1m, 2020: USD 0.1m) allocated for pensions (defined contribution plans) for these individuals.

LTIP element of CEO Jacob Meldgaard’s remuneration package 2022:

Grant date	25-Apr-18	18-Mar-21	23-Mar-22
RSU LTIP grant¹⁾	766,035	255,200	255,200
Exercise price per share	DKK 53.7	DKK 53.5	DKK 58.0
RSU grant value assuming 100% vesting	USD 0.9m	USD 0.6m	USD 0.5m

¹⁾    LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018, announcement no. 7 dated 18 March 2021, and announcement no.9 dated 23 March 2022 , therefore there is no minimum or maximum for 2018, 2021 and 2022.

TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as an expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU program. For good leavers subject to the Danish Stock Options Act, the RSUs will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSUs shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.

In accordance with its Remuneration Policy, TORM has granted the CEO a number of Restricted Share Units (RSUs). There are no performance conditions associated with this grant of RSUs.

Refer to Long-Term Incentive Program – restricted share units granted to the executive director on page 104 for further information. The original RSUs granted to the CEO in 2016 vested in equal installments over a five-year period. Subsequent awards vest in equal installments over three years.

Vested RSUs may be exercised for a period of 360 days from each vesting date. Details of the CEO’s awards and interests in Restricted Share Units are set out on page 106.

The single figure remuneration table for the CEO does not include any amounts in relation to the RSU awards as there are no performance conditions associated with this grant of RSUs.

As detailed in announcement no. 7 issued on 18 March 2021, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount can be exercised from 01 January 2022. The exercise price for each RSU is DKK 53.5, corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2020 Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.

NOTE 5 – continued

As detailed in announcement no. 9 issued on 23 March 2022, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount can be exercised from 01 January 2023. The exercise price for each RSU is DKK 58, corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2021 Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.

Long-term employee benefit obligations

The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity’s key personnel. The RSUs granted entitle the holder to acquire one TORM A-share.

The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2022	2021	2020
Outstanding as of 01 January	2,372.9	2,187.5	2,228.3
Granted during the period	1,393.0	1,355.1	1,047.4
Exercised during the period	(1,078.0)	(409.4)	(107.7)
Expired/forfeited during the period	(263.8)	(760.3)	(980.5)
Outstanding as of 31 December	2,424.0	2,372.9	2,187.5

Exercisable as of 31 December	—	—	—

In 2020, the Board of Directors agreed to grant a total of 1,047,389 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 69.9. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2020 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as of 31 December 2020 is 1.5 years.

In 2021, the Board of Directors agreed to grant a total of 1,355,121 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 53.5. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2021 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as of 31 December 2021 is 1.5 years.

In 2022, the Board of Directors agreed to grant a total of 1,137,770 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 58.0. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2022 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as of 31 December 2022 is 1.5 years.

Accounting policies

Employee benefits

Wages, salaries, social security contributions, holiday and sick leave, bonuses, and other monetary and non-monetary benefits are recognized in the year in which the employees render the associated services. Please also refer to the accounting policy for share-based payment.

Pension plans

The Group has entered into defined contribution plans only. Pension costs related to defined contribution plans are recorded in the income statement in the year to which they relate.

NOTE 5 – continued

Share-based payments

The Group makes equity-settled share-based payments to certain employees, which are measured at fair value at the date of grant and expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares which will eventually vest. The fair value of the share schemes is calculated using the Black-Scholes model at the grant date.